The sole purpose of this filing is to obtain a class code for the Registration Statement on Form S-6, File No. 2-87874, for the UltraVers-ALL LIFE variable life insurance policy issued through CUNA Mutual Life Variable Account by CUNA Mutual Life Insurance Company. The UltraVers-ALL LIFE policy is no longer offered to the public, and existed before February 6, 2006.